DISCONTINUED OPERATIONS (Details Narrative)			3 Months Ended			9 Months Ended		12 Months Ended
	Mar. 11, 2020 USD ($) Number	Apr. 05, 2019 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2019 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Sale of Other Productive Assets				$ 23,630,000				$ 8,900,000
Gain (Loss) on Disposition of Other Assets			$ 13,455,000					2,247,000
Number of buildings leased to purchaser | Number	2
Disposal Group, Contingent Earnout Receivable				7.0		$ 7.0
[custom:RestructuringCharges3]				1,287,000		242,000
Restructuring expense				242,000			$ 958,000	960,000
Payments for Restructuring						1,169,000		708,000
Restructuring Reserve				$ 612,000		$ 612,000		252,000
Restructuring charges including remaining shut down costs								1,000,000
Minimum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Base rents	$ 6,970
Maximum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Base rents	7,180
Discontinued Operations, Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Sale of Other Productive Assets								8,900,000
Gain (Loss) on Disposition of Other Assets								$ 2,247,000
Remainder of Suttle Business Lines [Member] | Discontinued Operations, Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Sale of Other Productive Assets	$ 8,000,000
Working capital adjustment, period after close	90 days
Suttle FutureLink Fiber Business Line [Member] | Discontinued Operations, Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Sale of Other Productive Assets		$ 5,000,000
Gain (Loss) on Disposition of Other Assets					$ 2,967,000
Restricted cash		$ 500,000